Commitments and Contincengies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINCENGIES

NOTE 16 – COMMITMENTS AND CONTINCENGIES

Operating Leases

The Company entered into various operating lease agreements for office space. As a result of the adoption of ASC 842, the Company recognized RMB2,057,797 (approximately $295,000) of right-of-use assets and corresponding short-term leasing liabilities recorded in “Lease liabilities, current” and long-term leasing liabilities recorded in “Lease Liabilities, non-current” in total of RMB 1,356,772 (approximately $194,000) on the consolidated balance sheets as of January 1, 2019. The adoption had no material impact on the company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

The company leases office space under non-cancelable operating lease agreements, which expire at various dates through 2022. As of December 31, 2020, the Company’s operating leases had a weighted average remaining lease term of 1.88 years and a weighted average discount rate of 4.85%. Future lease payments under operating leases as of December 31, 2020 were as follows:

December 31, 2020
2021	$445,527
2022	$322,014
Total future lease payments	$767,541
Less imputed interest	$(21,999)
Total lease liabilities	$745,542
Less: current portion	$430,352
Operating lease liability, non-current	$315,190

Lease expense is recognized on a straight-line basis over the lease term. For the year ended December 31, 2020, the Company had operating lease costs of $387,459 and short-term lease costs of $16,123. For the year ended December 31, 2019, the Company had operating lease costs of $354,825 and short-term lease costs of $4,140. Cash paid for amounts included in the measurement of operating lease liabilities were $313,120 and $246,178 during the year ended December 31, 2020 and 2019, respectively. Total rent expense for the year ended December 31, 2018 was $272,926.